Cover	May 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2026
Entity File Number	001-41684
Entity Registrant Name	California BanCorp \ CA
Entity Central Index Key	0001795815
Entity Tax Identification Number	84-3288397
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	12265 El Camino Real
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92310
City Area Code	(844)
Local Phone Number	265-7622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true